                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE

                  Report for the Quarter Ended March 31, 2002.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 6, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT MAY HAVE EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     WS Capital, L.L.C.
Address:  300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                Contact Person: Joseph I. Worsham, II
Title:    Member
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /s/ Reid S. Walker         Dallas, Texas              August 19, 2003
  ------------------         ------------------------   -----------------

Because this form is an amendment to a Form 13F which was previously filed by WS Capital L.L.C., it is being filed by WS Capital, L.L.C., however WS Capital Management, L.P., not WS Capital, L.L.C. (which is the general partner of WS Capital Management, L.P.), is the institutional investment manager which is the appropriate filing entity for and is the entity which has investment discretion over the securities disclosed in this Form 13F. WS Capital, L.L.C. has ceased to file new Forms 13F and all future Forms 13F which would have previously been filed by WS Capital, L.L.C. will be filed by WS Capital Management, L.P.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:    $65,374

     List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING
 CORP                COM         004936100         79        15,000   SH              SHARED                          15,000(3)

AHL SVCS INC         COM         001296102        113        51,100   SH               SOLE                51,100(1)

AMERIPATH INC        COM         03071D109      7,445       277,800   SH              SHARED                         277,800(1)

ACLN LTD             ORD         M01764105        647        77,500   SH              SHARED                          77,500(2)

CRYPTOLOGIC INC      COM         228906103        750        51,000   SH              SHARED                          51,000(2)

ENDOCARE INC         COM         29264P104      1,123        57,000   SH              SHARED                          57,000(2)

EVOLVING SYS INC     COM         30049R100        559       465,694   SH              SHARED                         465,694(2)

HEALTH MGMT
 SYS INC             COM         42219M100      2,953       593,050   SH              SHARED                         593,050(2)

HOLLY CORP           COM PAR
                     $0.01       435758305      2,987       161,000   SH              SHARED                         161,000(2)

ICN
 PHARMACEUTICALS
 INC NEW             COM         448924100        987        31,100   SH               SOLE                31,100(1)

INTRADO INC          COM         46117A100        218        10,000   SH              SHARED                          10,000(2)

JNI CORPV            COM         46622G105        583        81,900   SH               SOLE                81,900(1)

LA QUINTA CORP       PAIRED
                      CTF        50419U202        965       135,000   SH               SOLE               135,000(1)

LIBERTE INVS
 INC DEL             COM         530154103      1,240       315,500   SH               SOLE               315,500(1)

LUMENIS LTD          SHS         M6778Q105        945        85,100   SH              SHARED                          85,100(2)

MANTECH INTL
 CORP                CL A        564563104        930        50,000   SH               SOLE                50,000(1)

MANUFACTURERS
 SVCS LTD            COM         565005105        132        25,000   SH              SHARED                          15,000(3)


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MED-DESIGN CORP      COM         583926100        604        43,000   SH              SHARED                           43,000(2)

MICROTUNE INC DEL    COM         59514P109        795        55,300   SH              SHARED                           55,300(2)

MODEM MEDIA INC      CL A        607533106      2,739       607,400   SH              SHARED                          607,400(2)

NEOMAGIC CORP        COM         640497103      1,560       468,600   SH              SHARED                          468,600(2)

PANAMERICAN
 BEVERAGES
 INC                 CL A        P74823108      1,068        58,800   SH               SOLE                 58,800(1)

PARALLEL PETE
 CORP DEL            COM         699157103        327        93,300   SH              SHARED                           93,300(3)

PARTY CITY CORP      COM         702145103      7,172       497,700   SH              SHARED                          497,700(2)

PATTERSON UTI
 ENERGY INC          COM         703481101      1,740        58,500   SH              SHARED                           58,500(2)

PEAK INTL LTD        ORD         G69586108      5,639       704,900   SH              SHARED                          704,900(2)

PERKINELMER INC      COM         714046109        555        30,000   SH               SOLE                 30,000(1)

PLAINS RES INCV      COM PAR
                     $0.10       726540503      1,451        58,300   SH              SHARED                           58,300(2)

POLYCOM INC          COM         73172K104      2,829       115,000   SH              SHARED                          115,000(2)

PRACTICEWORKS INC    COM         739419109        342        26,100   SH              SHARED                           26,100(3)

PRE PAID LEGAL
 SVCS INC            COM         740065107      2,342        82,000   SH              SHARED                           82,000(2)

QUICKSILVER
 RESOURCES INC       COM         74837R104        460        20,000   SH              SHARED                           20,000(3)

RSA SEC INC          COM         749719100        918       102,000   SH               SOLE                102,000(1)

RANGE RES CORP       COM         75281A109        649       125,000   SH              SHARED                          125,000(2)

RESONATE INC         COM         76115Q104        260       100,000   SH               SOLE                100,000(1)

RIVERDEEP
 GROUP PLC           ADR         76870Q109      1,276        57,100   SH              SHARED                           57,100(2)

SCHWEITZER-MAUDUIT
 INTL INC            COM         808541106      1,009        40,600   SH               SOLE                 40,600(1)


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SCIQUEST INC         COM         80908Q107        352      197,600    SH              SHARED                          197,600(3)

SERVICE CORP INTL    COM         817565104        636      120,000    SH               SOLE                120,000(1)

SOLA INTL INC        COM         834092108      1,116       75,800    SH               SOLE                 75,800(1)

SOUNDVIEW
 TECHNOLOGY
 GROUP N             COM         83611Q109      1,368      605,090    SH              SHARED                          605,090(2)

STAMPS COM INC       COM         852857101        447      100,000    SH              SHARED                          100,000(3)

SYNAGRO
 TECHNOLOGIES
 INC                 COM NEW     871562203      1,897      797,000    SH              SHARED                          797,000(2)

TAKE-TWO
 INTERACTIVE
 SOFTWAR             COM         874054109      2,135      106,200    SH              SHARED                          106,200(2)

TUMBLEWEED
 COMMUNICATIONS
 CO                  COM         899690101        189       52,000    SH               SOLE                 52,000(1)

VYYO INC             COM         918458100        154      126,500    SH              SHARED                          126,500(2)

XM SATELLITE
 RADIO HLDGS
 INC                 CL A        983759101        689       50,000    SH               SOLE                 50,000(1)

--------

(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital
    (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.